Intangible assets and goodwill, Summary (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Aug. 05, 2021 USD ($)
Additional information of in process research and development [Abstract]
In-process R&D costs recognized as intangible	$ 37,729,000	$ 27,618,000	$ 15,827,000
Aegerion Pharmaceuticals [Member]
Goodwill [Abstract]
Goodwill recognized at acquisition date			$ 18,080,000
Chiasma, Inc [Member]
Goodwill [Abstract]
Goodwill recognized at acquisition date						$ 38,608,000
Bottom of Range [Member] | Aegerion Pharmaceuticals [Member]
Impairment [Abstract]
Pre-tax discount rate	10.00%
Top of Range [Member] | Aegerion Pharmaceuticals [Member]
Impairment [Abstract]
Pre-tax discount rate	16.50%
In Process R&D [Member] | Amryt GmbH [Member]
Additional information of in process research and development [Abstract]
In-process R&D costs recognized as intangible				$ 54,852,000	€ 48,453,000
Impairment [Member]
Impairment [Abstract]
Pre-tax discount rate	7.90%	14.40%
Variation percentage in assumed level of future growth in revenue	10.00%
Increase in percentage of discount rate that represents range of outcomes	4.00%
Revenue growth assumptions projection period	3 years
Discount rate	7.90%	14.40%
Impairment of goodwill	$ 0	$ 0
Impairment [Member] | Bottom of Range [Member]
Impairment [Abstract]
Goodwill and impairment average revenue growth rate	20.00%
Goodwill and impairment average cost growth rate	2.00%
Long-term growth rate	(10.00%)
Impairment [Member] | Top of Range [Member]
Impairment [Abstract]
Goodwill and impairment average revenue growth rate	46.00%
Goodwill and impairment average cost growth rate	59.00%
Long-term growth rate	(30.00%)